Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2019 (Unaudited)

U.S. TREASURY NOTES - 72.4% (a)
Principal		Coupon Rate	Maturity Date	Value
$18,350,000	(b)	1.250%	01/31/2020	$18,344,243
19,100,000	(b)	1.500%	04/15/2020	19,095,150
13,350,000	(b)	2.000%	07/31/2020	13,378,421
250,000		1.625%	11/30/2020	249,966
		Total U.S. Treasury Notes
		(Cost $50,998,772)		51,067,780

SHORT-TERM INVESTMENTS - 12.6%
Number of Shares		Description		Value
8,909,966		U.S. Bank Money Market Deposit Account		8,909,966
		Total Short-Term Investments
		(Cost $8,909,966)		8,909,966

		Total Investments - 85.0%
		(Cost $59,908,738) (c)		59,977,746

		Other Assets in Excess of Liabilities - 15.0%		10,381,559

		TOTAL NET ASSETS - 100.0%		$70,359,305

(a) Partially pledged as collateral for open futures contracts. As of December 31, 2019, $5,873,179 was pledged as collateral for open futures contracts.
(b) A portion of this security is held in a wholly-owned and controlled subsidiary organized in the Cayman Islands and consolidated for financial reporting purposes.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,908,738 and differs from market value by net unrealized appreciation of securities as follows:
			Unrealized Appreciation:	$69,008
			Unrealized Depreciation:	-
			Net Unrealized Appreciation:	$69,008

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2019 (Unaudited)(Continued)

FORWARD CURRENCY CONTRACTS (d)

Settlement Date	Currency to be purchased	Amount to be purchased	USD Value December 31, 2019	Currency to be sold	Amount to be sold	USD Value December 31, 2019	Unrealized Appreciation/ (Depreciation)
3/18/20	AUD	64,300,000	$45,210,086	USD	44,419,408	$44,419,408	790,678
3/18/20	BRL	32,500,000	8,052,807	USD	7,705,720	7,705,720	347,087
3/18/20	CAD	40,850,000	31,466,792	USD	31,003,770	31,003,770	463,022
3/18/20	CHF	7,300,000	7,585,235	USD	7,486,593	7,486,593	98,642
3/18/20	CLP	4,230,000,000	5,630,473	USD	5,516,731	5,516,731	113,742
3/18/20	CNH	26,200,000	3,756,956	USD	3,697,350	3,697,350	59,606
3/18/20	COP	15,270,000,000	4,627,567	USD	4,392,244	4,392,244	235,323
3/18/20	CZK	103,200,000	4,553,148	USD	4,490,373	4,490,373	62,775
3/18/20	EUR	38,100,000	42,947,047	USD	42,637,552	42,637,552	309,495
3/18/20	GBP	12,050,000	15,995,858	USD	15,900,263	15,900,263	95,595
3/18/20	HUF	1,926,000,000	6,553,121	USD	6,477,508	6,477,508	75,613
3/18/20	IDR	16,100,000,000	1,151,332	USD	1,127,644	1,127,644	23,688
3/18/20	ILS	28,875,000	8,397,362	USD	8,350,729	8,350,729	46,633
3/18/20	INR	558,000,000	7,753,969	USD	7,705,356	7,705,356	48,613
3/18/20	JPY	2,725,500,000	25,196,087	USD	25,185,416	25,185,416	10,671
3/18/20	KRW	6,660,000,000	5,770,230	USD	5,662,273	5,662,273	107,957
3/18/20	MXN	217,200,000	11,354,500	USD	11,066,005	11,066,005	288,495
3/18/20	NOK	73,500,000	8,373,869	USD	8,142,955	8,142,955	230,914
3/18/20	NZD	21,900,000	14,759,750	USD	14,300,414	14,300,414	459,336
3/18/20	PHP	30,000,000	590,807	USD	590,049	590,049	758
3/18/20	PLN	10,275,000	2,708,828	USD	2,683,374	2,683,374	25,454
3/18/20	RUB	322,000,000	5,139,252	USD	4,988,176	4,988,176	151,076
3/18/20	SEK	39,600,000	4,243,872	USD	4,211,731	4,211,731	32,141
3/18/20	SGD	4,233,000	3,149,750	USD	3,124,434	3,124,434	25,316
3/18/20	TRY	32,925,000	5,426,510	USD	5,526,685	5,526,685	(100,175)
3/18/20	TWD	112,950,000	3,782,171	USD	3,745,007	3,745,007	37,164
3/18/20	USD	47,001,634	47,001,634	AUD	68,500,000	48,163,156	(1,161,522)
3/18/20	USD	1,714,849	1,714,849	BRL	7,000,000	1,734,451	(19,602)
3/18/20	USD	11,598,752	11,598,752	CAD	15,300,000	11,785,604	(186,852)
3/18/20	USD	6,381,486	6,381,486	CHF	6,250,000	6,494,208	(112,722)
3/18/20	USD	5,894,218	5,894,218	CLP	4,600,000,000	6,122,973	(228,755)
3/18/20	USD	341,954	341,954	CNH	2,400,000	344,149	(2,195)
3/18/20	USD	1,828,360	1,828,360	COP	6,360,000,000	1,927,395	(99,035)
3/18/20	USD	6,080,630	6,080,630	CZK	139,200,000	6,141,456	(60,826)
3/18/20	USD	35,842,037	35,842,037	EUR	32,100,000	36,183,732	(341,695)
3/18/20	USD	10,915,493	10,915,493	GBP	8,300,000	11,017,894	(102,401)
3/18/20	USD	2,160,343	2,160,343	HUF	639,000,000	2,174,166	(13,823)
3/18/20	USD	561,053	561,053	IDR	7,875,000,000	563,152	(2,099)
3/18/20	USD	8,345,024	8,345,024	ILS	28,875,000	8,397,362	(52,338)
3/18/20	USD	794,112	794,112	INR	57,000,000	792,072	2,040
3/18/20	USD	31,633,060	31,633,060	JPY	3,433,500,000	31,741,245	(108,185)
3/18/20	USD	6,223,627	6,223,627	KRW	7,305,000,000	6,329,059	(105,432)
3/18/20	USD	7,709,743	7,709,743	MXN	148,800,000	7,778,774	(69,031)
3/18/20	USD	23,475,686	23,475,686	NOK	214,800,000	24,472,205	(996,519)
3/18/20	USD	12,785,036	12,785,036	NZD	19,350,000	13,041,149	(256,113)
3/18/20	USD	1,508,676	1,508,676	PHP	77,250,000	1,521,329	(12,653)
3/18/20	USD	8,072,188	8,072,188	PLN	31,200,000	8,225,345	(153,157)
3/18/20	USD	2,224,665	2,224,665	RUB	143,000,000	2,282,339	(57,674)
3/18/20	USD	10,599,661	10,599,661	SEK	100,200,000	10,738,283	(138,622)
3/18/20	USD	7,107,806	7,107,806	SGD	9,690,000	7,210,272	(102,466)
3/18/20	USD	3,259,176	3,259,176	TRY	19,800,000	3,263,322	(4,146)
3/18/20	USD	5,090,434	5,090,434	TWD	153,900,000	5,153,396	(62,962)
3/18/20	USD	6,842,279	6,842,279	ZAR	101,400,000	7,165,349	(323,070)
3/18/20	ZAR	95,800,000	6,769,629	USD	6,598,047	6,598,047	171,582
							$(560,654)
					Net Unrealized Depreciation on Forward Currency Contracts
(d) UBS is the counterparty to all contracts.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2019 (Unaudited)(Continued)

FUTURES CONTRACTS
Number of Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Futures Contracts
3	90-Day Bank Accepted Bills Future	Mar-21	$2,100,638	$(108)
187	Canadian 10-Year Government Bond Future	Mar-20	19,798,052	81,775
20	Coffee 'C' Future (e)	Mar-20	972,750	(17,160)
23	Copper Future (e)	Mar-20	1,608,275	6,257
26	Euro-BOBL Future	Mar-20	3,897,229	755
1	Feeder Cattle Future (e)	Mar-20	72,113	(89)
36	Japanese 10-Year Government Bond Future	Mar-20	50,420,873	(21,760)
65	Live Cattle Future (e)	Feb-20	3,274,050	(17,642)
138	London Metal Exchange Copper Future (e)	Mar-20	21,303,750	(832,532)
45	London Metal Exchange Nickel Future (e)	Mar-20	3,786,750	(16,638)
185	London Metal Exchange Primary Aluminum Future (e)	Mar-20	8,371,250	(245,526)
77	London Metal Exchange Zinc Future (e)	Mar-20	4,378,894	18,201
148	Long Gilt Future	Mar-20	25,756,007	47,534
16	MSCI Taiwan Stock Index Future	Jan-20	735,360	2,730
199	Natural Gas Future (e)	Feb-20	4,356,110	105,478
45	OMXS30 Index Future	Jan-20	849,544	11,401
103	Soybean Future (e)	Mar-20	4,920,825	(258,933)
57	Soybean Meal Future (e)	Mar-20	1,736,790	(17,004)
147	Sugar No. 11 Future (e)	Mar-20	2,209,469	(124,081)
84	U.S. 10-Year Treasury Note Future	Mar-20	10,787,438	407
43	U.S. Treasury Long Bond Future	Mar-20	6,703,969	33,583
				(1,243,352)

(e) Position held in a wholly-owned and controlled subsidiary organized in the Cayman Islands and consolidated for financial reporting purposes.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2019 (Unaudited)(Continued)

FUTURES CONTRACTS (Continued)
Number of Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Futures Contracts
454	3-Month Euro (EURIBOR) Interest Rate Future	Mar-21	$127,759,114	$(57,619)
85	90-Day Eurodollar Future	Mar-21	20,918,500	2,853
387	90-Day Sterling Future	Mar-21	63,629,394	17,167
18	Amsterdam Exchanges Index Future	Jan-20	2,441,579	(17,442)
447	Australian 10-Year Treasury Bond Future	Mar-20	44,843,397	(650,666)
225	Australian 3-Year Treasury Bond Future	Mar-20	18,159,926	(109,217)
137	Bank Accept Future	Mar-21	25,854,655	(17,720)
70	Brent Crude Future (e)	Apr-20	4,570,300	55,800
39	CAC 40 10 Euro Future	Jan-20	2,611,666	(2,255)
14	Cocoa Future (e)	Mar-20	355,600	1,648
98	Corn Future (e)	Mar-20	1,899,975	(5,781)
78	Crude Oil Future (e)	Feb-20	4,762,680	93,351
19	E-mini Dow Future	Mar-20	2,708,260	42,486
19	E-Mini Russell 2000 Index Future	Mar-20	1,587,070	16,385
36	E-mini S&P 500 Future	Mar-20	5,815,980	58,937
10	E-mini S&P MidCap 400 Future	Mar-20	2,064,800	32,299
75	Euro STOXX 50 Future	Mar-20	3,137,128	(12,414)
16	Euro-BTP Italian Government Bond Future	Mar-20	2,556,769	(1,006)
70	Euro-Bund Future	Mar-20	13,386,764	(75,919)
1	Euro-BUXL 30-Year Bond Future	Mar-20	222,524	(2,761)
38	Euro-OAT Future	Mar-20	6,938,037	(57,015)
778	Euro-Schatz Future	Mar-20	97,657,981	(90,288)
61	FTSE 100 Index Future	Mar-20	6,059,276	(5,650)
4	FTSE/JSE Top 40 Index Future	Mar-20	146,680	(2,216)
12	FTSE/MIB Index Future	Mar-20	1,575,547	(9,873)
21	Gasoline RBOB Future (e)	Feb-20	1,491,021	(34,184)
4	German Stock Index Future	Mar-20	1,485,867	(4,929)
12	Gold 100 oz. Future (e)	Feb-20	1,827,720	35,821
26	Hang Seng Index Future	Jan-20	4,716,323	16,659
9	Hard Red Winter Wheat Future (e)	Mar-20	218,700	3,887
15	IBEX 35 Index Future	Jan-20	1,603,191	(6,138)
49	London Metal Exchange Nickel Future (e)	Mar-20	4,123,350	(306,547)
143	London Metal Exchange Copper Future (e)	Mar-20	22,075,625	936,949
99	London Metal Exchange Primary Aluminum Future (e)	Mar-20	4,479,750	54,469
88	London Metal Exchange Zinc Future (e)	Mar-20	5,004,450	(306,611)
29	Low Sulphur Gas Oil Future (e)	Feb-20	1,779,875	10,125
8	NASDAQ 100 E-mini Future	Mar-20	1,400,360	3,333
19	Nikkei 225 Future	Mar-20	4,133,818	(26,596)
1	NY Harbor ULSD Future (e)	Feb-20	84,958	(275)
8	Palladium Future (e)	Mar-20	1,527,440	142,061
12	Platinum Future (e)	Apr-20	586,680	18,566
35	S&P/Toronto Stock Exchange 60 Index Future	Mar-20	5,457,472	3,795
53	SGX MSCI Singapore Index Future	Jan-20	1,463,958	(1,377)
23	Silver Future (e)	Mar-20	2,060,915	34,609
50	Soybean Oil Future (e)	Mar-20	1,043,100	17,707
21	SPI 200 Index Future	Mar-20	2,432,667	(70,208)
20	Tokyo Price Index Future	Mar-20	3,167,825	(1,095)
360	U.S. 2-Year Treasury Note Future	Mar-20	77,580,000	7,082
164	U.S. 5-Year Treasury Note Future	Mar-20	19,451,938	14,414
4	U.S. Ultra Long Term Treasury Bond Future	Mar-20	726,625	(15,101)
3	Wheat Future (e)	Mar-20	83,813	416
				(270,084)
		Net Unrealized Depreciation on Futures Contracts		$(1,513,436)
(e) Position held in a wholly-owned and controlled subsidiary organized in the Cayman Islands and consolidated for financial reporting purposes.

Consolidation of Subsidiary – The Consolidated Portfolio of Investments of the Equinox Campbell Strategy Fund (the “Fund”) includes the holdings of Equinox Campbell Strategy Fund Limited (the “Subsidiary”). The Subsidiary is a wholly-owned and controlled foreign corporation.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary as of December 31, 2019, were $2,891,773 which represented 4.11% of the Fund’s net assets.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Forward currency contracts and futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$-	$51,067,780	$-	$51,067,780
Short-Term Investments	8,909,966	-	-	8,909,966
Total	$8,909,966	$51,067,780	$-	$59,977,746

Liabilities	Level 1	Level 2	Level 3	Total
Forward Currency Contracts (a)	$560,654	$-	$-	$560,654
Futures Contracts (b)	1,513,436	-	-	1,513,436
Total	$2,074,090	$-	$-	$2,074,090

(a) Represents net unrealized depreciation of forward currency contracts.
(b) Represents net unrealized depreciation of future contracts.

There were no transfers between levels during the period. It is the Fund’s policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.